Non-Current Assets – Intangibles - Additional Information (Detail) - Intellectual Property Assets [member]	12 Months Ended
Jun. 30, 2025
Bottom of Range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	13 years
Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	14 years